DEPOSITS FROM COSTUMERS	12 Months Ended
Dec. 31, 2017
Disclosure Of Deposits From Customers [Abstract]
Disclosure of deposits from customers [text block]
NOTE 14. DEPOSITS FROM COSTUMERS

The detail of the deposits as of December 31, 2017 and 2016 is as follows:

Deposits	December 31, 2017	December 31, 2016
In millions of COP
Saving accounts	54,255,583	48,693,702
Time deposits	53,961,586	52,673,385
Checking accounts	22,065,647	21,443,002
Other deposits	1,676,399	1,813,922
Total	131,959,215	124,624,011

The following table details the time deposits (‘CDT’) issued by the Bank:

CDT	Effective interest rate		December 31, 2017
Modality	Minimum	Maximum	Carrying value	Fair value
In millions of COP
Less than 6 Months	0.10%	6.96%	7,536,280	7,535,719
Equal to 6 months and less than 12 months	0.20%	8.03%	5,711,157	5,718,827
Equal to 12 months and less than 18 months	0.20%	9.03%	8,062,290	8,146,366
Equal to or greater than 18 months	0.01%	18.29%	32,651,859	33,381,189
Total			53,961,586	54,782,101

CDT	Effective interest rate		December 31, 2016
Modality	Minimum	Maximum	Carrying value	Fair value
In millions of COP
Less than 6 Months	0.01%	8.86%	10,495,536	10,458,936
Equal to 6 months and less than 12 months	0.20%	9.63%	7,612,216	7,629,195
Equal to 12 months and less than 18 months	0.01%	10.01%	5,345,522	5,391,407
Equal to or greater than 18 months	0.01%	18.29%	29,220,111	29,666,246
Total			52,673,385	53,145,784

The detail of CDT’s issued by the Bank by maturity is as follows:

December 31, 2017
Period	Carrying value	Fair value
In millions of COP
Less than one year	36,416,439	36,701,555
1 to 3 years	10,525,956	10,727,828
3 to 5 years	5,367,765	5,592,750
More than 5 years	1,651,426	1,759,968
Total	53,961,586	54,782,101

December 31, 2016
Period	Carrying value	Fair value
In millions of COP
Less than one year	34,442,445	34,626,003
1 to 3 years	10,698,266	10,815,760
3 to 5 years	5,401,074	5,505,403
More than 5 years	2,131,600	2,198,618
Total	52,673,385	53,145,784